RELATED PARTY TRANSACTIONS - A summary of significant related party transactions (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 23, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services			¥ 12,342	$ 1,773,000,000	¥ 13,135	¥ 6,966
Provision of marketing, management and ancillary services (note b)			8,062	$ 1,158,000,000	7,429	7,010
Interest income received by the Group
Interest income from deposits in CNOOC Finance			1,067		798	655
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities			3		147		$ 0
Amount due to other related parties - included in trade and accrued payables			20,318		19,628		2,918,000,000
Amount due to other related parties - included in lease liabilities			8,487		0	0
Borrowings from CNOOC (note g)			0		4,760		0
Amounts due from other related parties - included in trade receivables			10,006		7,922		1,436,000,000
Amounts due from other related parties - included in other current assets			9,278		8,128		1,333,000,000
Transactions and balances with other state-owned enterprises
Cash and cash equivalents			33,679		14,995	12,949	4,838,000,000	$ 2,154,000,000		¥ 14,134
Time deposits with maturity over three months			16,855		13,760		2,421,000,000
Specified dismantlement fund accounts (note 20)			8,860		8,100
CNOOC Group [member]
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services			10,284		7,378	5,912
Inclusive of amounts capitalized under property, plant and equipment			6,369		3,803	3,392
Provision of oil and gas development and support services			31,723		24,061	16,401
Provision of oil and gas production and support services (note a)			9,414		9,284	8,951
Provision of marketing, management and ancillary services (note b)			1,261		1,460	1,434
FPSO vessel leases (note c)			1,236		1,213	1,383
Total expenses arising from povision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group			53,918		43,396	34,081
Sales of petroleum and natural gas products by the Group to the CNOOC Group
Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)			132,222		131,730	109,518
Long term sales of natural gas and liquefied natural gas (note e)			15,425		15,461	10,108
Total revenue from sales of petroleum and natural gas products by the Group to the CNOOC Group			147,647		147,191	119,626
Balances with the CNOOC Group
Amounts payable, related party transactions			25,648		19,775
CNOOC [member]
Balances with the CNOOC Group
Amount due to CNOOC - included in other payables and accrued liabilities			3		147
Borrowings from CNOOC (note g)			0		4,760
Transactions and balances with other state-owned enterprises
Term of uncommitted revolving loan facility	5 years
Outstanding Principal Amount | $	$ 600,000,000
Effective interest rate	0.95%
Withdrawal amount of the loan | $							0	564,000,000
CNOOC [member] | CNOOC International Limited [member]
Transactions and balances with other state-owned enterprises
Term of uncommitted revolving loan facility		5 years
Outstanding Principal Amount | $		$ 135,000,000
Effective interest rate		0.95%
Withdrawal amount of the loan | $							$ 0	$ 130,000,000
Other related parties [member]
Balances with the CNOOC Group
Amount due to other related parties - included in trade and accrued payables			20,318		19,628
Amount due to other related parties - included in lease liabilities			5,327		0
Amounts due from other related parties - included in trade receivables			14,788		14,057
Amounts due from other related parties - included in other current assets			512		1,153
Amounts receivable, related party transactions			15,300		15,210
CNOOC Finance Corporation Limited [member]
Interest income received by the Group
Interest income from deposits in CNOOC Finance			333		391	¥ 360
Deposits balances made by the Group
Deposits in CNOOC Finance			¥ 23,380		23,052
Transactions and balances with other state-owned enterprises
Proportion of ownership interest in associate			31.80%	31.80%
A joint venture [member]
Balance with a joint venture
Amount due from a joint venture - included in other current assets			¥ 77		137
State-owned enterprises [member]
Transactions and balances with other state-owned enterprises
Cash and cash equivalents			22,129		2,688
Time deposits with maturity over three months			221		227
Specified dismantlement fund accounts (note 20)			8,860		8,100
Total cash in bank and time deposits with certain state-owned banks in the PRC			¥ 31,210		11,015
Minimum [member] | CNOOC Group [member]
Transactions and balances with other state-owned enterprises
Term of long term sale contracts			5 years	5 years
Maximum [member] | CNOOC Group [member]
Transactions and balances with other state-owned enterprises
Term of long term sale contracts			20 years	20 years
Maximum [member] | CNOOC Finance Corporation Limited [member]
Transactions and balances with other state-owned enterprises
Maximum daily outstanding balance for deposits from related parties			¥ 23,500		¥ 23,500				¥ 23,500